Financial Instruments - Summary of Outstanding Collar Options to Purchase Foreign Currency (Detail) - Less than 1 year [member] - Options to purchase foreign currency [Member] $ in Millions	Dec. 31, 2017 MXN ($)
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 266
Fair value Liability	(5)
Fair Value Asset	$ 17